Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ (345,683)	$ (23,081)
Items not involving cash:
Depreciation of property and equipment	6,587	8,687
Amortization of intangible assets	0	6,807
Stock-based compensation	35,707	81,558
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(23,932)	39,345
Decrease (increase) in investment tax credits	173,727	229,268
Decrease (increase) in prepaid expenses	11,619	13,319
Increase (decrease) in accounts payable	(12,971)	(23,851)
Increase (decrease) in accrued liabilities	(37,933)	(1,572)
Increase (decrease) in deferred rent	10,963
Increase (decrease) in deferred revenue	(67,530)	6,461
Cash flows provided by operating activities	(249,446)	149,941
INVESTING ACTIVITIES
Purchase of property and equipment	(5,597)	$ (4,370)
Purchase of investment	(108,316)
Cash flows used in investing activities	$ (113,913)	$ (4,370)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	$ (109,319)	$ (19,651)
Increase in cash and cash equivalents	(472,678)	122,290
Cash and cash equivalents, beginning of period	1,028,381	$ 1,386,737
Cash and cash equivalents, end of period	$ 555,703